EMPLOYEE BENEFITS - Summary of the share-based compensation plan (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	$ 14,416,000
Expense	$ 6,134,000
Number of stock options (in shares) | shares	1,786,467	2,155,851	2,658,595
Number of stock options vested (in shares) | shares	981,161
Fair value vested ($)	$ 5,599,000
Deferred tax assets	16,916,000	$ 13,186,000
Share-based compensation plan
Disclosure of range of exercise prices of outstanding share options [line items]
Deferred tax assets	$ 4,731,000	5,772,000
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	533,228
Fair value at grant date ($)	$ 23,825,000
Expense	$ 5,278,000
Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	2,610
Fair value at grant date ($)	$ 125,000
Expense	106,000
Employee and Non Employee Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 46.29	$ 37.07
Number of Restricted Stock Units (in shares) | shares	535,838	164,859	0
Fair value at grant date ($)	$ 23,950,000
Expense	5,384,000
Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	14,038,000
Expense	$ 6,072,000
Number of stock options (in shares) | shares	1,692,957
Number of stock options vested (in shares) | shares	901,151
Fair value vested ($)	$ 5,345,000
Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	378,000
Expense	$ 62,000
Number of stock options (in shares) | shares	93,510
Number of stock options vested (in shares) | shares	80,010
Fair value vested ($)	$ 254,000
Exercise Price, $.95 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	6,000
Expense	8,000
Excerise price ($ per share)	$ 0.95
Number of stock options (in shares) | shares	1,103
Number of stock options vested (in shares) | shares	1,103
Fair value vested ($)	$ 6,000
Exercise Price, $.71 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	170,000
Excerise price ($ per share)	$ 0.71
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $1.40 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	4,000
Excerise price ($ per share)	$ 1.40
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $2.48 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	5,000
Expense	10,000
Excerise price ($ per share)	$ 2.48
Number of stock options (in shares) | shares	1,304
Number of stock options vested (in shares) | shares	1,304
Fair value vested ($)	$ 5,000
Exercise Price, $2.93 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	44,000
Expense	138,000
Excerise price ($ per share)	$ 3.38
Number of stock options (in shares) | shares	13,223
Number of stock options vested (in shares) | shares	13,223
Fair value vested ($)	$ 44,000
Exercise Price, $2.71 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	42,000
Excerise price ($ per share)	$ 2.71
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $6.77 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	35,000
Expense	0
Excerise price ($ per share)	$ 6.77
Number of stock options (in shares) | shares	22,170
Number of stock options vested (in shares) | shares	22,170
Fair value vested ($)	$ 35,000
Exercise Price, $12.22 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	65,000
Expense	0
Excerise price ($ per share)	$ 12.22
Number of stock options (in shares) | shares	24,999
Number of stock options vested (in shares) | shares	24,999
Fair value vested ($)	$ 65,000
Exercise Price, $12.22 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	52,000
Expense	0
Excerise price ($ per share)	$ 12.22
Number of stock options (in shares) | shares	22,170
Number of stock options vested (in shares) | shares	22,170
Fair value vested ($)	$ 52,000
Exercise Price, $10.00 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	935,000
Expense	569,000
Excerise price ($ per share)	$ 10.00
Number of stock options (in shares) | shares	281,037
Number of stock options vested (in shares) | shares	281,037
Fair value vested ($)	$ 935,000
Exercise Price, $10.00 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	43,000
Expense	0
Excerise price ($ per share)	$ 10.00
Number of stock options (in shares) | shares	22,170
Number of stock options vested (in shares) | shares	22,170
Fair value vested ($)	$ 43,000
Exercise Price, $13.20 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	31,000
Excerise price ($ per share)	$ 13.20
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $22.77 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	221,000
Expense	18,000
Excerise price ($ per share)	$ 22.77
Number of stock options (in shares) | shares	30,000
Number of stock options vested (in shares) | shares	30,000
Fair value vested ($)	$ 221,000
Exercise Price, $28.31 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	2,581,000
Expense	1,487,000
Excerise price ($ per share)	$ 28.31
Number of stock options (in shares) | shares	372,707
Number of stock options vested (in shares) | shares	228,270
Fair value vested ($)	$ 1,582,000
Exercise Price, $29.34 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	103,000
Expense	6,000
Excerise price ($ per share)	$ 29.34
Number of stock options (in shares) | shares	15,972
Number of stock options vested (in shares) | shares	15,290
Fair value vested ($)	$ 103,000
Exercise Price, $34.20 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	116,000
Expense	57,000
Excerise price ($ per share)	$ 34.20
Number of stock options (in shares) | shares	13,500
Number of stock options vested (in shares) | shares	9,375
Fair value vested ($)	$ 81,000
Exercise Price, $29.01 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	1,534,000
Expense	580,000
Excerise price ($ per share)	$ 29.01
Number of stock options (in shares) | shares	222,500
Number of stock options vested (in shares) | shares	92,500
Fair value vested ($)	$ 638,000
Exercise Price, $32.36 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	3,659,000
Expense	1,455,000
Excerise price ($ per share)	$ 32.36
Number of stock options (in shares) | shares	455,612
Number of stock options vested (in shares) | shares	190,300
Fair value vested ($)	$ 1,542,000
Exercise Price, $36.30 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	(30,000)
Excerise price ($ per share)	$ 43.42
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $38.16 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	273,000
Expense	91,000
Excerise price ($ per share)	$ 38.16
Number of stock options (in shares) | shares	30,000
Number of stock options vested (in shares) | shares	10,000
Fair value vested ($)	$ 91,000
Exercise Price, $43.42 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	127,000
Expense	32,000
Excerise price ($ per share)	$ 36.30
Number of stock options (in shares) | shares	15,000
Number of stock options vested (in shares) | shares	3,750
Fair value vested ($)	$ 32,000
Exercise Price, $44.97 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	358,000
Expense	175,000
Excerise price ($ per share)	$ 44.97
Number of stock options (in shares) | shares	20,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $46.00 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	3,636,000
Expense	1,167,000
Excerise price ($ per share)	$ 46.00
Number of stock options (in shares) | shares	180,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $55.07 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	241,000
Expense	48,000
Excerise price ($ per share)	$ 55.07
Number of stock options (in shares) | shares	10,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $50.92 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	134,000
Expense	14,000
Excerise price ($ per share)	$ 50.92
Number of stock options (in shares) | shares	6,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $39.37 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	248,000
Expense	62,000
Excerise price ($ per share)	$ 39.37
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	13,500
Fair value vested ($)	$ 124,000
Grant Price, $36.30 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 36.30
Number of Restricted Stock Units (in shares) | shares	1,500
Fair value at grant date ($)	$ 54,000
Expense	18,000
Grant Price, $37.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 37.00
Number of Restricted Stock Units (in shares) | shares	93,228
Fair value at grant date ($)	$ 3,449,000
Expense	2,068,000
Grant Price, $37.44 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 38.21
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	39,000
Grant Price, $42.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 42.00
Number of Restricted Stock Units (in shares) | shares	6,750
Fair value at grant date ($)	$ 284,000
Expense	109,000
Grant Price, $43.42 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 43.42
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	(34,000)
Grant Price, $46.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 46.00
Number of Restricted Stock Units (in shares) | shares	407,750
Fair value at grant date ($)	$ 18,757,000
Expense	3,038,000
Grant Price, $46.00 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 46.00
Number of Restricted Stock Units (in shares) | shares	2,174
Fair value at grant date ($)	$ 100,000
Expense	65,000
Grant Price, $50.92 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 50.92
Number of Restricted Stock Units (in shares) | shares	10,000
Fair value at grant date ($)	$ 509,000
Expense	28,000
Grant Price, $52.74 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 52.74
Number of Restricted Stock Units (in shares) | shares	4,000
Fair value at grant date ($)	$ 211,000
Expense	8,000
Grant Price, $55.07 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 55.07
Number of Restricted Stock Units (in shares) | shares	4,000
Fair value at grant date ($)	$ 220,000
Expense	23,000
Grant Price, $56.87 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 56.87
Number of Restricted Stock Units (in shares) | shares	6,000
Fair value at grant date ($)	$ 341,000
Expense	20,000
Grant Price, $57.39 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 57.39
Number of Restricted Stock Units (in shares) | shares	436
Fair value at grant date ($)	$ 25,000
Expense	$ 2,000